SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENTED INFORMATION
Schedule of Segmented Information

	Year ended December 31, 2024
	Mansfield $	Sanu $	Sango $	Cuzcatlan $	Bateas $	Corporate $	Total $
Revenues from external customers	231,911	278,347	330,415	106,447	114,917	-	1,062,037
Cost of sales before depreciation and depletion	(109,675)	(122,351)	(103,991)	(97,800)	(57,834)	-	(491,651)
Depreciation and depletion in cost of sales	(50,114)	(49,705)	(107,072)	(4,692)	(15,196)	-	(226,779)
General and administration	(12,163)	(1,785)	(10,865)	(6,213)	(5,809)	(39,250)	(76,085)
Other (expenses) income	(4,634)	(22,694)	(6,004)	(7,655)	25	1,486	(39,476)
Finance items	7,246	(366)	(3,264)	(1,058)	(430)	(17,965)	(15,837)
Segment income (loss) before taxes	62,571	81,446	99,219	(10,971)	35,673	(55,729)	212,209
Income (taxes) recoveries	(5,779)	(19,628)	(33,426)	741	(13,102)	891	(70,303)
Segment income (loss) after taxes	56,792	61,818	65,793	(10,230)	22,571	(54,838)	141,906

	Year ended December 31, 2023
	Mansfield $	Sanu $	Sango $	Cuzcatlan $	Bateas $	Corporate $	Total $
Revenues from external customers	207,509	228,846	154,165	149,706	102,202	-	842,428
Cost of sales before depreciation and depletion	(125,438)	(113,693)	(38,948)	(100,040)	(58,034)	-	(436,153)
Depreciation and depletion in cost of sales	(51,258)	(73,064)	(40,524)	(40,028)	(11,376)	-	(216,250)
General and administration	(9,697)	(919)	(4,930)	(7,304)	(5,157)	(36,066)	(64,073)
Impairment of mineral properties, plant and equipment	-	-	-	(90,615)	-	-	(90,615)
Other (expenses) income	(10,601)	(4,998)	(1,136)	(17,428)	108	(1,689)	(35,744)
Finance items	9,685	(1,045)	(3,039)	(707)	296	(15,834)	(10,644)
Segment income (loss) before taxes	20,200	35,127	65,588	(106,416)	28,039	(53,589)	(11,051)
Income taxes	(2,096)	(7,423)	(8,472)	(910)	(8,862)	(4,816)	(32,579)
Segment income (loss) after taxes	18,104	27,704	57,116	(107,326)	19,177	(58,405)	(43,630)

As at December 31, 2024	Mansfield $	Sanu $	Sango $	Cuzcatlan $	Bateas $	Corporate $	Total $
Total assets	554,396	178,769	939,303	59,098	153,586	230,380	2,115,532
Total liabilities	48,597	68,518	278,899	33,774	56,625	163,046	649,459
Capital expenditures (1)	69,636	32,401	80,580	6,653	23,323	15,173	227,766
(1) Capital expenditures are on an accrual basis for the year ended December 31, 2024.

As at December 31, 2023	Mansfield $	Sanu $	Sango $	Cuzcatlan $	Bateas $	Corporate $	Total $
Total assets	491,213	228,335	976,169	58,501	139,161	74,484	1,967,863
Total liabilities	53,175	59,043	243,532	36,955	49,944	237,093	679,742
Capital expenditures (1)	44,667	63,833	118,693	22,260	22,394	3,974	275,821
(1) Capital expenditures are on an accrual basis for the year ended December 31, 2023.